Other Provisions (Details) - Schedule of other provisions - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Provisions Abstract
Provisions for obligations of customer loyalty and merit programs	$ 33,609	$ 35,937
Provisions for operational risk	2,838	694
Provisions for lawsuits and litigation
Other provisions for contingencies	264	264
Total	$ 36,711	$ 36,895